Basic Earnings Per Share	12 Months Ended
Dec. 31, 2017
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Basic Earnings Per Share
28.	BASIC EARNINGS PER SHARE

The calculation of basic earnings per share for the years ended December 31, 2015, 2016 and 2017 is based on the profit attributable to equity holders of the Company of RMB20,058, RMB18,018 and RMB18,617, respectively, divided by 80,932,368,321 shares.

The amount of diluted earnings per share is not presented as there were no potential ordinary shares in existence for the periods presented.